Earnings Per Share - Schedule of Calculation of the Basic and Diluted EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator
Allocation of net income (loss)	$ 24,709	$ (10,813)	$ 18,231	$ (22,045)	$ (18,657)	$ (61,606)
Denominator
Basic weighted average number of shares outstanding	70,941,844	54,251,858	69,311,667	54,041,426	54,769,568	48,044,313
Diluted weighted average number of shares outstanding	70,941,844	54,251,858	69,311,667	54,041,426	54,769,568	48,044,313
Basic net income (loss) per share	$ 0.35	$ (0.2)	$ 0.26	$ (0.41)	$ (0.34)	$ (1.28)
Diluted net income (loss) per share	$ 0.35	$ (0.2)	$ 0.26	$ (0.41)	$ (0.34)	$ (1.28)